UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895 Tampa, Florida	33602
(Address of principal executive offices)	(Zip code)

Gator Capital Management, LLC

100 South Ashley Drive, Suite 895

Tampa, Florida 33602

(Name and address of agent for service)

Registrant's telephone number, including area code:	813-282-7870

Date of fiscal year end:	4/30_

Date of reporting period:	1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 59.08%	Shares	Fair Value

Aerospace & Defense — 3.18%
BWX Technologies, Inc.	100	$6,344
General Dynamics Corporation	4,800	1,067,904
Lockheed Martin Corporation	2,900	1,029,065
		2,103,313
Apparel Accessories & Luxury Goods — 1.73%
PVH Corporation	7,400	1,147,592

Application Software — 0.81%
Adobe Systems, Inc.(a)	2,700	539,352

Asset Management & Custody Banks — 4.51%
Ameriprise Financial, Inc.	2,500	421,750
Apollo Global Management LLC	14,100	504,075
Blackstone Group LP (The)	15,900	581,145
KKR & Company LP	41,534	1,000,138
Legg Mason, Inc.	750	31,965
Oaktree Capital Group, LLC, Class A	9,900	454,410
		2,993,483
Automobile Manufacturers — 0.24%
General Motors Company	3,750	159,038

Automotive Retail — 0.26%
Carvana Company(a)	5,700	108,813
Sonic Automotive, Inc., Class A	3,000	64,650
		173,463
Broadcasting — 0.45%
AMC Networks, Inc., Class A(a)	1,800	92,862
Entercom Communications Corporation, Class A	8,000	88,400
Gray Television, Inc.(a)	7,500	122,625
		303,887
Building Products — 0.36%
Masco Corporation	5,300	236,698

Casinos & Gaming — 2.91%
Caesars Entertainment Corporation(a)	47,500	662,625
Las Vegas Sands Corporation	6,000	465,120
Melco Resorts & Entertainment Limited	27,000	804,060
		1,931,805

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 59.08% - continued	Shares	Fair Value
Communications Equipment — 0.99%
Cisco Systems, Inc.	11,400	$473,556
Juniper Networks, Inc.	7,000	183,050
		656,606
Consumer Finance — 0.74%
Navient Corporation	4,500	64,125
OneMain Holdings, Inc.(a)	13,000	425,230
		489,355
Data Processing & Outsourced Services — 0.12%
First Data Corporation, Class A(a)	4,500	79,650

Diversified Banks — 3.52%
Barclays PLC, Sponsored ADR	2,000	22,740
Citigroup, Inc.	18,100	1,420,488
HDFC Bank Limited	8,200	890,438
		2,333,666
Diversified REITs — 0.68%
Colony NorthStar, Inc., Class A	50,000	449,000

Diversified Support Services — 1.32%
Cintas Corporation	5,200	875,940

Fertilizers & Agricultural Chemicals — 0.12%
Nutrien Limited(a)	1,500	78,510

Health Care Equipment — 0.07%
Intuitive Surgical, Inc.(a)	100	43,167

Health Care REITs — 0.27%
Senior Housing Properties Trust	10,500	181,965

Home Entertainment Software — 0.34%
Activision Blizzard, Inc.	3,000	222,390

Home Furnishings — 1.31%
Mohawk Industries, Inc.(a)	3,100	871,286

Home Improvement Retail — 2.12%
Home Depot, Inc. (The)	7,000	1,406,300

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 59.08% - continued	Shares	Fair Value
Homebuilding — 1.36%
D.R. Horton, Inc.	100	$4,905
Lennar Corporation, Class A	14,100	883,506
Lennar Corporation, Class B	282	14,280
		902,691
Hotels Resorts & Cruise Lines — 0.69%
BBX Capital Corporation	50,499	460,046

Hypermarkets & Super Centers — 1.94%
Wal-Mart Stores, Inc.	12,100	1,289,860

Industrial Conglomerates — 1.61%
Honeywell International, Inc.	6,700	1,069,789

Integrated Oil & Gas — 3.44%
Chevron Corporation	6,000	752,100
Royal Dutch Shell PLC	21,800	1,531,232
		2,283,332
Internet Software & Services — 1.39%
Blucora, Inc.(a)	1,000	24,400
Etsy, Inc.(a)	28,600	536,536
IAC/InterActiveCorp(a)	2,500	362,425
		923,361
Investment Banking & Brokerage — 0.66%
B. Riley Financial, Inc.	2,250	42,188
Cowen, Inc., A	28,000	362,600
TD Ameritrade Holding Corporation	600	33,474
		438,262
Mortgage REITs — 0.08%
New Residential Investment Corporation	3,000	51,870

Movies & Entertainment — 0.13%
Twenty-First Century Fox, Inc., Class A	2,250	83,025

Office Services & Supplies — 0.10%
Knoll, Inc.	3,000	68,820

Oil & Gas Refining & Marketing — 1.97%
EnLink Midstream Partners LP	25,000	437,000
Phillips 66	8,500	870,400
		1,307,400

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 59.08% - continued	Shares	Fair Value
Oil & Gas Storage & Transportation — 1.60%
Enterprise Products Partners LP	27,700	$765,074
SemGroup Corporation, Class A	3,000	85,950
Teekay Corporation	26,000	212,160
		1,063,184
Packaged Foods & Meats — 0.37%
B&G Foods, Inc.	3,000	99,000
Dean Foods Company	14,000	145,180
		244,180
Property & Casualty Insurance — 1.19%
Ambac Financial Group, Inc.(a)	42,000	680,400
Federated National Holding Company	7,500	111,225
		791,625
Real Estate Services — 0.62%
Realogy Holdings Corporation	15,000	412,650

Regional Banks — 2.52%
Banc of California, Inc.	10,500	206,850
BankUnited, Inc.	1,000	41,040
Boston Private Financial Holdings, Inc.	7,500	115,500
CIT Group, Inc.	1,500	76,035
First Hawaiian, Inc.	8,000	231,200
FNB Corporation	6,000	86,100
Hope Bancorp, Inc.	10,500	199,920
Popular, Inc.	10,000	406,400
Union Bankshares Corporation	8,350	315,213
		1,678,258
Restaurants — 2.54%
Brinker International, Inc.	4,500	163,530
McDonald's Corporation	5,600	958,385
Starbucks Corporation	10,000	568,100
		1,690,015
Retail REITs — 0.28%
Whitestone REIT	14,000	183,960

Semiconductor Equipment — 0.73%
Applied Materials, Inc.	9,000	482,670

Semiconductors — 0.71%
Broadcom Limited	1,900	471,257

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 59.08% - continued	Shares	Fair Value
Specialized Consumer Services — 0.16%
H&R Block, Inc.	4,000	$106,160

Specialized REITs — 0.89%
American Tower Corporation, Class A	4,000	590,800

Specialty Chemicals — 0.19%
Axalta Coating Systems Limited(a)	4,000	126,000

Specialty Stores — 0.26%
Sally Beauty Holdings, Inc.(a)	10,500	174,405

Steel — 0.30%
SunCoke Energy, Inc.(a)	18,000	199,800

Systems Software — 1.67%
Microsoft Corporation	11,600	1,102,116

Technology Hardware Storage & Peripherals — 2.14%
Apple, Inc.	8,300	1,389,669
Hewlett Packard Enterprise Company	2,000	32,800
		1,422,469
Trading Companies & Distributors — 1.20%
United Rentals, Inc.(a)	4,400	796,884

Water Utilities — 2.29%
American Water Works Company, Inc.	6,300	523,971
Aqua America, Inc.	27,400	992,154
		1,516,125

Total Common Stocks — Long— (Cost $34,596,813)		39,207,480

CLOSED-END FUNDS — LONG — 1.19%

Prudential Global Short Duration High Yield Fund, Inc.	55,556	$792,229

Total Closed-End Funds — Long— (Cost $802,235)		792,229

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

January 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS — LONG — 14.65%	Shares	Fair Value
Direxion Daily S&P 500 Bull 3X Shares	42,000	$2,177,280
Direxion Daily Small Cap Bull 3X Shares	28,800	2,171,808
iShares MSCI India ETF	13,100	487,975
Proshares Ultrapro QQQ	12,400	2,196,660
ProShares UltraPro S&P 500	13,200	2,186,976
Wisdomtree India Earnings Fund	17,000	490,960

Total Exchange-Traded Funds — Long— (Cost $9,557,685)		9,711,659

WARRANTS — LONG — 0.25%

American International Group, Inc.	7,500	166,425

Total Warrants — Long— (Cost $142,626)		166,425

MONEY MARKET FUNDS - 12.72%

First American Treasury Obligations Fund - Class X, 1.26%(b)	8,438,395	8,438,395

Total Money Market Funds (Cost $8,438,395)		8,438,395

Total Investments — 87.89% (Cost $53,537,754)		58,316,188

Other Assets in Excess of Liabilities — 12.11%		8,031,618

NET ASSETS — 100.00%		$66,347,806

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

January 31, 2018 (Unaudited)

COMMON STOCKS — SHORT — (16.65)%	Shares	Fair Value
Advertising — (0.69)%
Interpublic Group of Companies, Inc. (The)	(20,900)	$(457,501)

Airlines — (1.30)%
Alaska Air Group, Inc.	(6,200)	(407,526)
Hawaiian Holdings, Inc.	(12,100)	(451,935)
		(859,461)
Apparel Accessories & Luxury Goods — (0.35)%
Hanesbrands, Inc.	(10,815)	(234,902)

Apparel Retail — (1.02)%
Foot Locker, Inc.	(13,800)	(678,270)

Automobile Manufacturers — (0.69)%
Tesla, Inc.(a)	(1,300)	(460,604)

Automotive Retail — (0.86)%
Advance Auto Parts, Inc.	(4,900)	(573,251)

Biotechnology — (0.65)%
China Biologic Products Holdings, Inc.(a)	(5,300)	(428,929)

Communications Equipment — (0.56)%
Finisar Corporation(a)	(20,600)	(369,976)

Data Processing & Outsourced Services — (0.80)%
Cardtronics PLC, Class A(a)	(21,600)	(528,336)

Diversified Banks — (0.82)%
Westpac Banking Corporation	(21,783)	(544,575)

Education Services — (0.22)%
Bridgepoint Education, Inc.(a)	(19,000)	(146,870)

Electrical Components & Equipment — (1.54)%
Acuity Brands, Inc.	(6,600)	(1,019,304)

Electronic Manufacturing Services — (0.61)%
Celestica, Inc.(a)	(40,000)	(404,000)

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

January 31, 2018 (Unaudited)

COMMON STOCKS — SHORT — (16.65)% - continued	Shares	Fair Value
Environmental & Facilities Services — (1.24)%
ABM Industries, Inc.	(10,000)	$(380,300)
Stericycle, Inc.(a)	(5,900)	(444,624)
		(824,924)
Health Care Distributors — (0.62)%
Patterson Companies, Inc.	(11,400)	(409,146)

Homefurnishing Retail — (0.70)%
Bed Bath & Beyond, Inc.	(20,200)	(466,216)

Life & Health Insurance — (0.85)%
Athene Holding Limited, Class A(a)	(11,250)	(564,300)

Personal Products — (0.54)%
Edgewell Personal Care Company(a)	(6,400)	(361,344)

Pharmaceuticals — 0.00%
Mallinckrodt PLC(a)	(100)	(1,806)

Restaurants — (1.10)%
Dave & Buster's Entertainment, Inc.(a)	(8,500)	(399,500)
Restaurant Brands International, Inc.	(5,500)	(332,145)
		(731,645)
Specialty Stores — (0.76)%
Dick's Sporting Goods, Inc.	(16,000)	(503,360)

Technology Hardware Storage & Peripherals — (0.73)%
NCR Corporation(a)	(13,000)	(487,630)

Total Common Stocks - Short (Proceeds Received $10,284,985)		(11,056,350)

EXCHANGE-TRADED FUNDS — SHORT — (4.53)%

Direxion Daily 20 Year Plus Treasury Bear 3x Shares	(5,000)	$(97,100)
Direxion Daily FTSE China Bear 3X Shares	(40,850)	(159,315)
Direxion Daily FTSE China Bull 3X Shares	(5,421)	(269,912)
Direxion Daily Gold Miners Bear 3X Shares	(20,600)	(447,020)
Direxion Daily Gold Miners Bull 3X Shares	(16,131)	(522,483)
Direxion Daily Junior Gold MinorsIndex Bear 3X Shares	(5,918)	(303,120)

See accompanying notes which are an integral part of these schedules of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

January 31, 2018 (Unaudited)

EXCHANGE-TRADED FUNDS — SHORT — (4.53)%- continued	Shares	Fair Value
Direxion Daily Junior Gold MinorsIndex Bear 3X Shares	(15,953)	$(263,544)
Direxion Daily S&p Oil & Gas Exp. & Prod. Bull 3x	(5,653)	(163,937)
Direxion Daily S&P Oil & GasExp. & Prod. Bear 3X Shares	(19,486)	(231,883)
ProShares UltraShort 20+ Year Treasury	(15,000)	(541,500)

Total Exchange-Traded Funds - Short (Proceeds Received $2,985,227)		(2,999,814)

EXCHANGE-TRADED NOTES — SHORT — (3.17)%

VelocityShares 3x Inverse Natural Gas ETN	(25,336)	(557,392)
VelocityShares 3x Inverse Silver ETN	(12,485)	(275,045)
VelocityShares 3x Long Natural Gas ETN	(8,211)	(653,759)
VelocityShares 3x Long Silver ETN	(27,220)	(331,540)
VelocityShares Daily 2x VIX Short Term ETN	(45,000)	(283,500)

Total Exchange-Traded Notes - Short (Proceeds Received $2,199,640)		(2,101,236)

TOTAL SECURITIES SOLD SHORT - (24.35)% (Proceeds Received $15,469,852)

		$(16,157,400)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2018.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of January 31, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$5,812,162
Unrealized depreciation	(7,107,572)
Net unrealized depreciation	(1,295,410)

Aggregate cost of securities for federal income tax purposes	$57,175,377

See accompanying notes which are an integral part of these schedules of investments.

Caldwell & Orkin Market Opportunity Fund

Related Notes to Schedule of Investments

January 31, 2018 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC. (the “Adviser”) uses a fundamental-driven, multi-dimensional investment process focusing on active allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. The Adviser takes the opposite view – we believe that lower risk can result in higher return.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex- dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

Caldwell & Orkin Market Opportunity Fund

Related Notes to Schedule of Investments

January 31, 2018 (Unaudited)

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$39,207,480	$-	$-	$39,207,480
Closed-End Funds	792,229			792,229
Exchange-Traded Funds	9,711,659	-	-	9,711,659
Warrants	166,425	-	-	166,425
Money Market Securities	8,438,395	-	-	8,438,395
Total	$58,316,188	$-	$-	$58,316,188

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(11,056,350)	$-	$-	$(11,056,350)
Exchange-Traded Funds	(2,999,814)	-	-	(2,999,814)
Exchange-Traded Notes	(2,101,236)	-	-	(2,101,236)
Total	$(16,157,400)	$-	$-	$(16,157,400)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of January 31, 2018 based on input levels assigned at October 31, 2017.

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker. At January 31, 2018, the total amount of segregated cash held at the custodian was $20,000,000.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At January 31, 2018, the Fund had approximately 24% of its total net assets in short positions.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	3/26/2018

By	/s/ Erik Anderson
Erik Anderson, Treasurer and Principal Financial Officer

Date	3/26/2018